Note 5 - Property Option Agreement	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Notes
Note 5 - Property Option Agreement:

NOTE 5 – PROPERTY OPTION AGREEMENT:

On March 12, 2015 (the “Effective Date”), we entered into a property option agreement (“Agreement”) with Gunpoint Exploration Ltd. (“Gunpoint”), which closed on March 31, 2015 and was amended on October 19, 2016 (“Amended Agreement”).  Pursuant to the Agreement, Gunpoint granted us an exclusive and irrevocable option (“Option”) to purchase a 100% interest in Gunpoint’s Talapoosa project (the “Project”) in western Nevada.  We acquired the right to exercise the Option at any time beginning on March 31, 2015 and ending within thirty (30) months of March 12, 2015, unless sooner terminated (“Option Period”).  Pursuant to the Amended Agreement, we have the right to exercise the Option through March 31, 2019 (“Amended Option Period”), subject to certain interim payments and cumulative project expenditures.

As consideration for the Option, we issued two million (2,000,000) shares of common stock and paid $300,000 in cash.  The common stock was valued at fair value on the Effective Date and combined with the cash payments of $300,000 for total consideration of $1,500,000.  The common stock was issued on March 31, 2015 into escrow with periodic releases to Gunpoint.  The shares are irrevocable and were released to Gunpoint as follows:  25% on September 12, 2015; 25% on March 12, 2016; 25% on September 12, 2016; and 25% on March 12, 2017.  Gunpoint will retain the total of 2,000,000 shares even if we do not exercise the Option.

Pursuant to the Amended Agreement, during the Amended Option Period, we are required to make the following expenditures and stock issuances in order to retain the Option:

•         Payment of $1 million and issuance of one million common shares of the Company by March 31, 2017 (completed);

•         Payment of $2 million and issuance of one million common shares of the Company by March 31, 2018;

•         Cumulative project expenditures of a minimum of $7.5 million by December 31, 2018;

•         Final payment of $8 million and issuance of 1.5 million common shares of the Company by March 31, 2019.

Upon the date that Gunpoint receives all of the required payments and stock issuances (the “Closing Date”), we will have earned a 100% interest in the Project.

For a period of five years following the Closing Date (“Contingent Payment Period”), should the daily price of gold (as determined by the London PM Fix) average greater than or equal to $1,600 per ounce over any 90-day period (“Trigger Event”), we will pay Gunpoint an additional payment of $10 million (the “Contingent Payment”), of which a minimum of $5 million will be payable within six months of the Trigger Event and the remaining $5 million payable within twelve months of the Trigger Event.  The Contingent Payment is payable with 50% in cash and 50% in common shares of the Company, at our sole discretion,

Following our exercise of the Option, effective as of the Closing Date, Gunpoint reserves a one-percent (1%) net smelter returns royalty in all minerals mined and removed from the Project (the “Royalty”).  The Company’s option granted in the Agreement to purchase the Royalty from Gunpoint at any time for a cash payment of $3 million was eliminated in the Amended Agreement.

During the three months ended March 31, 2017, we paid the $1 million cash payment that was due on March 31, 2017, and we initiated the issuance of the one million common shares due on March 31, 2017.  As of March 31, 2017, the TSX Venture Exchange had not approved the issuance of the shares, but the issuance was approved and the shares were issued in April 2017.

Common Stock Payable

At March 31, 2017, we owed one million of our common shares to Gunpoint pursuant to the Amended Agreement.  Management determined the best measure of the fair value of the common shares to be the closing price of the Company’s common stock on the OTCQB market as of March 31, 2017, which was $0.48 per share.  Accordingly, $480,000 was recorded as an increase to property, mineral rights, and equipment, net and was accrued as common stock payable.

NOTE 4 – PROPERTY OPTION AGREEMENT:

On March 12, 2015 (the “Effective Date”), we entered into a property option agreement (“Agreement”) with Gunpoint Exploration Ltd. (“Gunpoint”), which closed on March 31, 2015 and was amended subsequent to the year ended September 30, 2016 on October 19, 2016 (“Amended Agreement”).  Gunpoint granted us an exclusive and irrevocable option (“Option”) to purchase a 100% interest in Gunpoint’s Talapoosa project (the “Project”) in western Nevada.  Pursuant to the Agreement, we had the right to exercise the Option at any time beginning on March 31, 2015 and ending within thirty (30) months of March 12, 2015, unless sooner terminated (“Option Period”).  Pursuant to the Amended Agreement, we have the right to exercise the Option through March 31, 2019 (“Amended Option Period”), subject to certain interim payments and cumulative project expenditures.

As consideration for the Option, we agreed to issue two million (2,000,000) shares of common stock and pay $300,000 in cash.  A $100,000 cash payment was made on March 31, 2015, and the balance of $200,000 was paid on September 23, 2015.  The common stock was valued at fair value on the Effective Date and combined with the cash payments of $300,000 for a total of $1,500,000.  The common stock was issued on March 31, 2015 into escrow with periodic releases to Gunpoint.  The shares are irrevocable and are to be released to Gunpoint as follows:  25% on September 12, 2015 (released); 25% on March 12, 2016 (released); 25% on September 12, 2016 (released); and 25% on March 12, 2017.  Gunpoint will receive the total of 2,000,000 shares even if the Company does not exercise the Option.

Pursuant to the Amended Agreement, during the Amended Option Period, we are required to make the following expenditures and stock issuances:

•         Payment of $1 million and issuance of one million common shares of the Company by March 31, 2017;

•         Payment of $2 million and issuance of one million common shares of the Company by March 31, 2018;

•         Cumulative project expenditures of a minimum of $7.5 million by December 31, 2018;

•         Final payment of $8 million and issuance of 1.5 million common shares of the Company by March 31, 2019.

Upon the date that Gunpoint receives the required payments and stock issuances (the “Closing Date”), we will have earned a 100% interest in the Project.

For a period of five years following the Closing Date (“Contingent Payment Period”), should the daily price of gold (as determined by the London PM Fix) average greater than or equal to $1,600 per ounce over any 90-day period (“Trigger Event”), we will pay Gunpoint an additional payment of $10 million (the “Contingent Payment”), of which a minimum of $5 million will be payable within six months of the Trigger Event and the remaining $5 million payable within twelve months of the Trigger Event.  The Contingent Payment is payable with 50% in cash and 50% in common shares of the Company, at our sole discretion,

Following our exercise of the Option, effective as of the Closing Date, Gunpoint reserves a net smelter returns royalty in all minerals mined and removed from the Project, in the amount of one percent (1%) (the “Royalty”).  The Company’s option to purchase the Royalty from Gunpoint at any time for a cash payment of $3 million was eliminated in the Amended Agreement.